Taxes	12 Months Ended
Mar. 31, 2019
Income Tax Disclosure [Abstract]
TAXES

NOTE 12 – TAXES

(a) Corporate Income Taxes ("CIT")

The Company was incorporated in the Cayman Islands and is not subject to tax on income or capital gain under the laws of the Cayman Islands.

Happiness Hong Kong was incorporated in Hong Kong and is subject to a statutory income tax rate of 16.5%.

Under the Law of the People's Republic of China on Enterprise Income Tax ("New EIT Law"), which was effective from January 1, 2008, both domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25% while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. EIT grants preferential tax treatment to High and New Technology Enterprises ("HNTEs"). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Fujian Happiness, the Company's main operating entity in PRC, was approved as HNTEs and is entitled to a reduced income tax rate of 15% for the years ended December 31, 2016 to December 31, 2018. The HNTE of Fujian Happiness is in the reapplication process. With approval of HNTE, Fujian Happiness is entitled to a reduced income tax rate of 15% for the years ended December 31, 2019 to December 31, 2021, otherwise a uniform income tax rate of 25% will be applied for the years ended December 31, 2019. Shunchang Happiness and Xinxin Agricultural in PRC have applicable EIT rate of 25%. As of March 31, 2019, the tax years ended December 31, 2014 through December 31, 2018 for the Company's entities remain open for statutory examination by PRC tax authorities.

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of March 31, 2019 and 2018, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the six months ended March 31, 2019 and 2018, respectively, and also did not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from March 31, 2019.

The following table reconciles the statutory rate to the Company's effective tax rate:

	For the years ended March 31,
	2019	2018
PRC statutory income tax rate	25%	25%
Effect of PRC preferential tax rate	(10%)	(10%)
Effect of other deductible expenses	(0.5%)	(0.9%)
Total	14.5%	14.1%

The provision for income tax consisted of the following:

	For the years ended March 31,
	2019	2018
Current income tax provision	$3,183,154	$2,871,693
Deferred income tax provision	-	-
Total	$3,183,154	$2,871,693

Deferred income taxes reflect the net effects of temporary difference between the carrying amounts of assets and liabilities for financial statement purposes and the amounts used for income tax purposes. The Company recorded no deferred tax assets and liabilities as of March 31, 2019 and 2018, as there were no material temporary difference between the carrying amounts of assets and liabilities.

(b) Taxes Payable

The Company's taxes payable as of March 31, 2019 and 2018 consisted of the following:

	As of March 31,
	2019	2018
Income tax payable	$942,160	$820,365
VAT payable	522,335	508,002
Other tax payables (other payables and accrued liabilities)	68,655	82,580
Total	$1,533,150	$1,410,947